Stock-Based Compensation, Assumptions Used to Estimate Fair Value of DSUs Granted (Q3) (Details) - shares shares in Millions	9 Months Ended
	Sep. 30, 2017	May 31, 2017
2013 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant and reserved for issuance (in shares)	20.9
2013 Stock Incentive Plan [Member] | Deferred Stock Units [Member]
Assumptions [Abstract]
Average length of holding period restrictions	1 year 5 months 1 day
Assumed volatility	51.50%
2017 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant and reserved for issuance (in shares)		8.6
Number of shares granted (in shares)	0.0